December 16, 2002




                               MELLON FUNDS TRUST
                           -MELLON MONEY MARKET FUND
                           -MELLON NATIONAL MUNICIPAL
                               MONEY MARKET FUND
                                (each, a "Fund")

                            Supplement to Prospectus
                            dated December 16, 2002

Each Fund currently is not offering its shares for sale to investors.



                                                            MELLON 121602